REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

18. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In the first quarter of 2021, the Group corrected the Dutch VAT returns of Yandex N.V. for periods beginning in 2016 through the fourth quarter of 2020. The cumulative effect of a correction together with other immaterial discrepancies identified as of December 31, 2020 amounted to RUB 1,199 ($16.2 at the exchange rate as of December 31, 2020). The Group evaluated the materiality of the impact on the financial statements quantitatively and qualitatively and concluded it was not material to any of the affected prior periods. Consolidated revenues were not affected. Therefore, the Group revised its previously issued consolidated financial statements for the year ended December 31, 2020.

The following table presents the impact of corrections on the consolidated additional paid-in capital, the consolidated accumulated other comprehensive income and the consolidated retained earnings as of December 31, 2020:

	As of December 31, 2020
	As previously reported	Reclassifications	As revised
	RUB	RUB	RUB
Additional paid-in capital	160,762	95	160,857
Accumulated other comprehensive income	17,976	(53)	17,923
Retained earnings	146,988	(1,199)	145,789

The following table presents the impact of corrections on affected consolidated statements of operations line items for the year ended December 31, 2020:

	Year ended December 31, 2020
	As previously reported	Adjustment	As revised
Selected Statements of Operations Data:	RUB	RUB	RUB
Sales, general and administrative	62,335	578	62,913
Total operating costs and expenses	202,095	578	202,673
Income from operations	16,249	(578)	15,671
Other income/(loss), net	2,404	(83)	2,321
Income before income taxes	37,204	(661)	36,543
Income tax expense	13,055	138	13,193
Net income	24,149	(799)	23,350
Net income attributable to Yandex N.V.	25,512	(799)	24,713
Net income per Class A and Class B share:
Basic	74.87	(2.35)	72.52
Diluted	72.03	(2.26)	69.77

The following table presents the impact of corrections on affected consolidated statements of comprehensive income/(loss) line items for the year ended December 31, 2020:

	Year ended December 31, 2020
	As previously reported	Adjustment	As revised
Selected Statements of Comprehensive Income/(loss) Data:	RUB	RUB	RUB
Net income	24,149	(799)	23,350
Foreign currency translation adjustment	13,676	(60)	13,616
Total other comprehensive income/(loss)	14,569	(60)	14,509
Total comprehensive income	38,718	(859)	37,859
Total comprehensive income attributable to Yandex N.V.	38,647	(859)	37,788

The following table presents the impact of corrections on affected сonsolidated statement of cash flows line items for the year ended December 31, 2020:

	Year ended December 31, 2020
	As previously reported	Adjustment	As revised
Selected Statements of Cash Flows Data:	RUB	RUB	RUB
Net income	24,149	(799)	23,350
Deferred income tax (benefit)/expense	685	(19)	666
Foreign exchange (gains)/losses	(2,835)	83	(2,752)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable, accrued and other liabilities and non-income taxes payable	(3,674)	735	(2,939)
Net cash from operating activities	32,604	—	32,604

The impacts of the revisions have been reflected throughout the accompanying consolidated financial statements, including the applicable notes, as appropriate.